Quarterly Results Unaudited (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		1 Months Ended	3 Months Ended							10 Months Ended	12 Months Ended		2 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jun. 29, 2014	Jun. 30, 2013	Nov. 06, 2013 Predecessor [Member]	Sep. 29, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Mar. 31, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Jul. 01, 2012 Predecessor [Member]	Apr. 01, 2012 Predecessor [Member]	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jan. 01, 2012 Predecessor [Member]	Dec. 29, 2013 Successor [Member]
Quarterly Financial Statements [Line Items]
Revenues	$ 158,433	$ 119,598	$ 300,466	$ 230,179	$ 57,119	$ 125,992	$ 119,597	$ 110,582	$ 125,393	$ 119,980	$ 125,970	$ 117,211	$ 413,290	$ 488,554	$ 514,670	$ 103,231
Operating income	7,374	2,283	4,303	(178)	6,965	(90,143)	2,283	(2,461)	10,332	6,881	11,644	936	(83,356)	29,793	35,608	9,495
Income (loss) before income taxes	(5,750)	(13,176)	(13,027)	(30,603)	959,542	(140,896)	(13,175)	(17,428)	(4,312)	(7,944)	(2,342)	(13,072)	788,043	(27,670)	(22,753)	7,697
Net income (loss)	$ (3,269)	$ (14,122)	$ (9,960)	$ (31,637)	$ 948,204	$ (129,153)	$ (14,122)	$ (17,515)	$ (4,559)	$ (9,313)	$ (2,690)	$ (13,241)	$ 787,206	$ (29,803)	$ (21,649)	$ 7,206
Basic income (loss) per share					$ 16.33	$ (2.22)	$ (0.25)	$ (0.30)	$ (0.08)	$ (0.16)	$ (0.05)	$ (0.23)				$ 0.24
Diluted income (loss) per share					$ 16.33	$ (2.22)	$ (0.25)	$ (0.30)	$ (0.08)	$ (0.16)	$ (0.05)	$ (0.23)				$ 0.24